Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Deposits
Deposits

Deposits outstanding at December 31, 2016 and 2015 are summarized below by account type.

	December 31, 2016			December 31, 2015
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$171,133,555	0.02%	0.00-0.20%	$155,765,968	0.03%	0.00-0.20%
Money Market Accounts	230,902,038	0.20%	0.00-0.50%	229,016,993	0.16%	0.10-0.17%
Statement Savings Accounts	36,522,989	0.10%	0.00-0.10%	31,191,828	0.10%	0.00-0.10%
Total	$438,558,582	0.12%	0.00-0.50%	$415,974,789	0.11%	0.00-0.20%

Certificate Accounts:
0.00 – 0.99%	$148,370,515			$175,755,511
1.00 – 1.99%	66,532,221			51,479,431
2.00 – 2.99%	641,960			8,886,814
Total	$215,544,696	0.78%	0.05-2.00%	$236,121,756	0.69%	0.04-2.52%
Total Deposits	$654,103,278	0.34%	0.00-2.00%	$652,096,545	0.32%	0.00-2.52%

Included in the certificates above were $40.3 million and $42.5 million in brokered deposits at December 31, 2016 and 2015, respectively, with a weighted average interest rate of 1.14% and 0.94%, respectively. Of the $40.3 million in brokered deposits at December 31, 2016, $15.9 million mature within one year.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $119.2 million and $132.0 million at December 31, 2016 and 2015, respectively.

Certificate of deposits that met or exceeded the FDIC insurance limit of $250,000 were $57.4 million and $71.3 million at December 31, 2016 and 2015, respectively.

The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2016 and 2015:

	December 31,
	2016	2015
Within 1 Year	$131,484,617	$141,385,500
After 1 Year, Within 2 Years	40,384,177	56,022,488
After 2 Years, Within 3 Years	15,459,977	23,139,815
After 3 Years, Within 4 Years	8,452,948	9,179,894
After 4 Years, Within 5 Years	19,762,977	6,394,059
	$215,544,696	$236,121,756

At December 31, 2016 and 2015, the Bank had $81,000 and $46,000, respectively, in overdrafts that were reclassified to loans.